Acquisitions (Details) - USD ($) $ in Thousands	Oct. 28, 2015	Dec. 10, 2014	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Purchase price allocated to goodwill			$ 25,561	$ 25,561
ADI Engineering, Inc. [Member]
Business Acquisition [Line Items]
Aggregate purchase price in cash	$ 10,000
Contingent consideration	7,802
Total purchase price	17,802
Purchase price allocated to tangible assets	222
Purchase price allocated to intangibles assets	4,261
Purchase price allocated to goodwill	$ 13,319
Total obligation the company paid					$ 3,000
Silicom Denmark [Member]
Business Acquisition [Line Items]
Aggregate purchase price in cash		$ 10,161
Contingent consideration		4,683
Total purchase price		14,844
Purchase price allocated to tangible assets		2,022
Purchase price allocated to intangibles assets		1,996
Purchase price allocated to goodwill		12,242
Purchase price allocated to liabilities assumed		$ 1,416
Total obligation the company paid						$ 1,463
Percentage of contingent consideration paid in cash						90.00%
Percentage of contingent consideration paid in options to ordinary shares						10.00%